CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2022	$ 16,824	$ 5,873	$ (3,186)	$ (1,582)	$ 10,615	$ 26	$ 271	$ 10,680
Net income (loss)	(560)	(774)	(774)				3	211
Other comprehensive income (loss)	825	281		243		38	21	523
Capital contributions	103							103
Disposal	(388)		34		(34)			(388)
Dividends declared	(321)						(4)	(317)
Other	11	4	(4)	4	6	(2)	(2)	9
Change in period	(330)	(489)	(744)	247	(28)	36	18	141
Ending balance at Jun. 30, 2023	16,494	5,384	(3,930)	(1,335)	10,587	62	289	10,821
Beginning balance at Mar. 31, 2023	15,711	4,920	(4,220)	(1,509)	10,579	70	279	10,512
Net income (loss)	360	291	291				1	68
Other comprehensive income (loss)	561	173		170	8	(5)	16	372
Capital contributions	51							51
Dividends declared	(177)						(4)	(173)
Other	(12)		(1)	4		(3)	(3)	(9)
Change in period	783	464	290	174	8	(8)	10	309
Ending balance at Jun. 30, 2023	16,494	5,384	(3,930)	(1,335)	10,587	62	289	10,821
Beginning balance at Dec. 31, 2023	17,129	5,787	(3,477)	(1,255)	10,437	82	272	11,070
Net income (loss)	152	149	149				1	2
Other comprehensive income (loss)	(928)	(319)		(239)	(50)	(30)	(22)	(587)
Capital contributions	125							125
Disposal	(1,368)	(63)	(84)		6	15		(1,305)
Dividends declared	(264)						(19)	(245)
Other	(7)	(26)	(10)			(16)		19
Change in period	(2,290)	(259)	55	(239)	(44)	(31)	(40)	(1,991)
Ending balance at Jun. 30, 2024	14,839	5,528	(3,422)	(1,494)	10,393	51	232	9,079
Beginning balance at Mar. 31, 2024	16,016	6,095	(3,086)	(1,329)	10,438	72	260	9,661
Net income (loss)	(339)	(342)	(342)				2	1
Other comprehensive income (loss)	(645)	(213)		(165)	(40)	(8)	(11)	(421)
Capital contributions	43							43
Disposal	(36)		(6)		6			(36)
Dividends declared	(188)						(19)	(169)
Other	(12)	(12)	12		(11)	(13)
Change in period	(1,177)	(567)	(336)	(165)	(45)	(21)	(28)	(582)
Ending balance at Jun. 30, 2024	$ 14,839	$ 5,528	$ (3,422)	$ (1,494)	$ 10,393	$ 51	$ 232	$ 9,079